Financial instruments and risk management- Fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Current	$ 20,254	$ 2,298
Non current	2,284	2,101
Level 1 | Investments in Sovereign bonds
Disclosure of detailed information about financial instruments [line items]
Current	1,979
Non current	35,566
Total	37,545
Level 1 | Investments in corporate bonds
Disclosure of detailed information about financial instruments [line items]
Current	16,278
Non current	127,382
Total	143,660
Level 1 | Investments in equity instruments
Disclosure of detailed information about financial instruments [line items]
Current	1,995	2,298
Total	$ 1,995	$ 2,298